Investment properties, net (Tables)	12 Months Ended
Dec. 31, 2018
Investment properties, net [Abstract]
Investment properties
(a)	Investment properties as of December 31, 2017 and 2018 are as follows:

	2017		2018
Acquisition cost	~~W~~	508,784	579,852
Accumulated depreciation		(90,481)	(105,032)

Book value	~~W~~	418,303	474,820

Changes in investment properties
(b)	Changes in investment properties for the years ended December 31, 2017 and 2018 are as follows:

	2017		2018
Beginning balance	~~W~~	353,175	418,303
Acquisitions		2,125	115,333
Disposals		(6,277)	(13,608)
Depreciation		(16,095)	(16,917)
Amounts transferred from (to) property and equipment		91,782	(28,199)
Amounts transferred to assets held for sale (*)		(6,306)	—
Foreign currency adjustment		(101)	(92)

Ending balance	~~W~~	418,303	474,820

(*)	Comprise land and buildings, etc.

Income and expenses on investment property
(c)	Income and expenses on investment property for the years ended December 31, 2016, 2017 and 2018 were as follows:

	2016		2017	2018
Rental income	~~W~~	27,852	33,023	32,488
Direct operating expenses for investment properties that generated rental income		9,384	10,998	12,191

The fair value of investment property
(d)	The fair value of investment property as of December 31, 2017 and 2018 is as follows:

	2017		2018
Land and buildings (*)	~~W~~	1,027,830	1,121,985

(*)

Fair value of investment properties is estimated based on the recent market transactions and certain significant unobservable inputs. Accordingly, fair value of investment properties is classified as level 3.